RISK MANAGEMENT - Interest Rate Benchmark Reform (Details) - COP ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Assets
Derivative financial assets	$ 4,961,237	$ 2,454,005
TOTAL ASSETS	352,814,733	289,855,048
Liabilities
Term deposits	87,138,067	59,492,839
TOTAL LIABILITIES	312,817,182	255,929,590
Interest Rate Benchmark Reform | USD LIBOR
Assets
Loans	12,448,204	24,077,401
Bonds	693,302	954,238
Derivative financial assets	(1,784,991)	170,402
TOTAL ASSETS	11,356,515	25,202,041
Liabilities
Loans	2,209,628	4,123,825
Term deposits	11,458	11,700
TOTAL LIABILITIES	$ 2,221,086	$ 4,135,525